Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 10,920	$ 24,765
Amounts receivable	656	1,208
Taxes recoverable	4,473	3,364
Prepaid expenses And other Assets	1,465	962
Inventory	7,173	5,179
Total current assets	24,687	35,478
Exploration and evaluation assets	46,371	11,053
Plant, equipment and mining properties	42,895	35,675
Long-term investments	1,353	3,939
Other assets	4	133
Total assets	115,310	86,278
Current liabilities
Accounts payable and accrued liabilities	5,611	3,260
Amounts due to related parties	72	163
Taxes payable	718	31
Notes payable	4,842	0
Current portion of lease liability	953	389
Current portion of warrant liability	218	0
Total current liabilities	12,414	3,843
Lease liability	991	680
Warrant liability	0	741
Reclamation provision	767	726
Deferred income tax liabilities	4,617	1,781
Total liabilities	18,789	7,771
EQUITY
Share capital	145,515	129,953
Equity reserves	9,446	9,573
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(5,021)	(4,969)
Accumulated deficit	(53,322)	(55,953)
Total equity	96,521	78,507
Total liabilities and equity	$ 115,310	$ 86,278